License and Sponsored Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Licensed And Sponsored Research Agreements [Abstract]
License and Sponsored Research Agreements
7. License and Sponsored Research Agreements
Temple University
In August 2019, the Company entered into an exclusive license agreement (the “License Agreement”) and a sponsored research agreement, which was amended effective as of August 12, 2019, August 27, 2019 and further amended effective as of July 1, 2021 (as amended to date, the “SRA”), each with Temple University (“Temple”). Pursuant to the License Agreement, Temple granted the Company an exclusive, royalty-bearing, sublicensable, worldwide license to certain patent rights in certain inventions related to the use of BAG3 technology for the diagnosis, prevention or treatment of diseases in humans, and a non-exclusive
license to use specified
know-how
and materials with a provision that Temple will retain the rights to practice the patent rights for non-commercial
educational research purposes only and shall be free to sublicense these rights to other non-profit
educational and research institutions solely for noncommercial research and educational purposes. Under the SRA, Temple is primarily responsible for preclinical development activities with respect to licensed technology and know-how
through the pursuit of specific investigational questions which, in the aggregate, are intended to provide important supporting data for a future
IND-enabling
studies and for potential future marketing efforts. The Company is responsible for all subsequent clinical development and commercialization activities with respect to the licensed technology and know-how.

Upon execution of the License Agreement in 2019, the Company issued to Temple 97,879 shares of common stock on the effective date of the transaction and agreed to issue Temple an additional 9,130 shares of common stock upon the closing date of the second tranche of the Series A Convertible Preferred Stock (Note 8). The Company also reimbursed Temple for the prosecution and maintenance costs incurred by Temple for the licensed patent rights prior to the Company entering into the License Agreement, and the Company is responsible for all the ongoing costs relating to the prosecution and maintenance of the Temple patent rights licensed to the Company going forward. The Company also agreed to pay Temple a minimum annual administrative fee of $20,000 per year beginning with the effective date of the License Agreement and continuing each annual anniversary thereafter.
The License Agreement requires the Company to pay up to an aggregate of $1.25 million to Temple upon the achievement of certain developmental, regulatory and commercial milestones for the first licensed product that achieves said milestones regardless of the number of licensed products that achieve them. In addition, the Company is required to pay Temple a low single-digit royalty on net sales of any product utilizing the patent rights under the License Agreement, up to 50% of which may be reduced by payments Renovacor makes to third parties for freedom to operate. In addition, the Company must also pay a percentage of all consideration based on a percentage of sublicense consideration received by it, which percentage ranges from the mid-teens
to
mid-twenties
depending on the stage of development at the time of the sublicense agreement.
The License Agreement will remain effective until (i) the expiration date of the last-to-expire
patents covered under the License Agreement (currently expected to occur in 2041); (ii) the termination by Temple upon (a) an uncured breach by the Company, with a
60-day
notification period, (b) the Company’s filing of a voluntary petition in bankruptcy or related proceeding, providing such petition is not dismissed within 90 days after the filing thereof, (c) a failure by the Company to meet certain milestones set forth in the Licensed Agreement, or
(d) non-payment
of undisputed monies due to Temple, with a
30-day
notification period. Additionally, the Company may terminate the entire agreement or with respect to an individual patent or patent application, if desired, subject a
90-day
notification period.
As it relates to the SRA, prior to the amendment entered into in August 2021 and effective as of July 1, 2021, Temple was to conduct certain preclinical activities for a three-year period, unless terminated sooner or extended by mutual written consent, for which the Company was obligated to fund approximately $0.9 million over the three-year initial term of the SRA. The SRA was further amended effective as of July 1, 2021 (the “2021 Amendment”) to, among other things, revise the period of performance, scope of work, and the budget. Following the 2021 Amendment, the Company is now obligated to fund a total of approximately $5.3 million to Temple through June 30, 2024 pursuant to the SRA, of which approximately $0.6 million has been funded through June 30, 2021.
During each of the six months ended June 30, 2020 and 2021, the Company recorded research and development expenses of approximately $0.2 million related to the SRA.

7.	License and Sponsored Research Agreements
Temple University
In August 2019, the Company entered into an exclusive license agreement (“
License Agreement
”) and a sponsored research agreement (“
SRA
”), each with Temple University (“
Temple
”). Pursuant to the License Agreement, Temple granted the Company an exclusive, royalty-bearing, sublicensable, worldwide license to certain patent rights in certain inventions related to the use of BAG3 technology for diagnosis, prevention or treatment of diseases in humans, and a non-exclusive
license to use specified
know-how
and materials with a provision that Temple will retain the rights to practice the patent rights for non-commercial
educational research purposes only and shall be free to sublicense these rights to other non-profit
educational and research institutions solely for noncommercial research and educational purposes. Under the SRA, Temple is primarily responsible for preclinical development activities with respect to licensed technology and know-how
through the pursuit of specific investigational questions which, in the aggregate, are intended to provide important supporting data for a future
IND-enabling
studies and for potential future marketing efforts. The Company is responsible for all subsequent clinical development and commercialization activities with respect to the licensed technology and know-how.

Upon execution of the License Agreement in 2019, the Company issued to Temple 97,879 shares of common stock on the effective date of the transaction and agreed to issue Temple an additional 9,130 shares of common stock upon the closing date of the second tranche of the Series A Convertible Preferred Stock (see Note 8). The Company also reimbursed Temple for the prosecution and maintenance costs incurred by Temple for the licensed patent rights prior to the Company entering into the License Agreement, and the Company is responsible for all the ongoing costs relating to the prosecution and maintenance of the Temple patent rights licensed to the Company going forward. The Company also agreed to pay Temple a minimum annual administrative fee of $20,000 per year beginning with the effective date of the License Agreement and continuing each annual anniversary thereafter.
In connection with the License Agreement, the Company recorded charges totaling $39,152 and $3,652 to research and development expense for the years ended December 31, 2019 and 2020, respectively, for the estimated fair value of the common shares issued to Temple. The Company also recorded charges of $225,168 to general and administrative expense in 2019 for the one-time
reimbursement of the previously incurred patent costs by Temple, and for the first annual administrative fee. In 2020, the Company recorded $20,000 to general and administrative expense for the second annual administrative fee.
The License Agreement requires the Company to pay up to an aggregate of $1.25 million to Temple upon the achievement of certain developmental, regulatory and commercial milestones for the first licensed product that achieves said milestones regardless of the number of licensed products that achieve them. In addition, the Company is required to pay Temple a low single-digit royalty on net sales of any product utilizing the patent rights under the License Agreement, up to 50% of which may be reduced by payments Renovacor makes to third parties for freedom to operate. In addition, the Company must also pay a percentage of all consideration based on a percentage of sublicense consideration received by it, which percentage ranges from the mid-teens
to
mid-twenties
depending on the stage of development at the time of the sublicense agreement.
The License Agreement will remain effective until (i) the expiration date of the last-to-expire
patents covered under the License Agreement (currently expected to occur in 2041); (ii) the termination by Temple upon (a) an uncured breach by the Company, with a
60-day
notification period, (b) the Company’s filing of a voluntary petition in bankruptcy or related proceeding, providing such petition is not dismissed within 90 days after the filing thereof, (c) a failure by the Company to meet certain milestones set forth in the Licensed Agreement, or
(d) non-payment
of undisputed monies due to Temple, with a
30-day
notification period. Additionally, the Company may terminate the entire agreement or with respect to an individual patent or patent application, if desired, subject a
90-day
notification period.
As it relates to the SRA, Temple will conduct such preclinical activities for a three-year period, unless terminated sooner or extended by mutual written consent, for which the Company is obligated to fund approximately $0.9 million over the three-year initial term of the SRA. The Company recorded research and development expenses of $0.3 million during each of 2020 and 2019 related to the SRA.